Vanguard International Equity Index Funds

Supplement to the Statement of Additional Information Dated October 13, 2010

Vanguard Global ex-U.S. Real Estate Index Fund has not yet commenced operations.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 072 102010